Income taxes - Schedule of Major Components of Tax Expense (Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Current income tax expense
Current period	$ 33.0	$ 15.4	$ 44.0
Current tax related to Pillar Two income taxes	3.7	0.0	0.0
Adjustment in respect of prior periods	(1.2)	9.5	(1.9)
Current income tax expense	35.5	24.9	42.1
Deferred income tax recovery
Origination and reversal of temporary differences	(13.4)	(0.8)	(18.5)
Effect of change in income tax rates	1.3	(0.2)	(0.6)
Adjustment in respect of prior periods	1.1	(6.3)	1.6
Deferred income tax recovery	(11.0)	(7.3)	(17.5)
Income tax expense	$ 24.5	$ 17.6	$ 24.6